UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1:	Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/17 is included with this Form.

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
LONG-TERM MUNICIPAL SECURITIES (98.2%)
	ALABAMA (0.8%)
$125,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, Ser. A, 5.00%, 9/1/30	Aa1		$152,800
310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2		332,261
				485,061
	ARIZONA (1.2%)
150,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/38	Aa2		170,899
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		256,075
200,000	Yuma Municipal Property Corp., Revenue Bonds, Senior Lien, 5.00%, 7/1/27	A1		238,624
				665,598
	ARKANSAS (0.9%)
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		538,395
	CALIFORNIA (18.1%)
40,000	Bay Area Toll Authority, Toll Bridge Revenue Bonds, Ser. F-1, 5.00%, 4/1/56	Aa3		45,755
150,000	Berkeley Joint Powers Financing Authority, Revenue Bonds, 5.00%, 10/1/20	AA	*	166,635
150,000	California Educational Facilities Authority Stanford University, Revenue Bonds, 5.25%, 4/1/40	Aaa		200,800
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3		115,126
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children's Hospital, Ser. B, 5.00%, 8/15/26	A1		285,532
155,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Ser. A, 5.00%, 10/1/38	Aa3		179,222
270,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		292,480
45,000	California State Department of Water Resources Center Valley Project Water System, Unrefunding Revenue Bonds, Ser. AG, 4.38%, 12/1/29	Aa1		48,088
	California State Public Works Board, Revenue Bonds:
500,000	Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A1		576,575
200,000	Ser. H, 5.00%, 12/1/24	A1		242,900
150,000	California State University Systemwide, Revenue Bonds, Ser. A, 5.00%, 11/1/34	Aa2		179,251
	California State, General Obligation Unlimited:
565,000	5.00%, 2/1/38	Aa3		642,405
500,000	5.25%, 11/1/40	Aa3		560,835
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	253,327
250,000	Cupertino Union School District, General Obligation Unlimited, Election 2012, Ser. C, 4.00%, 8/1/40	Aa1		264,295
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		339,890
75,000	East Bay Municipal Utility District Water System Revenue, Revenue Bonds, Ser. C, 4.00%, 6/1/40	Aa1		79,313
350,000	EL Dorado Irrigation District/EL Dorado County Water Agency, Revenue Bonds, Ser.C, 5.00%, 3/1/36	Aa3		408,264
300,000	Golden State Tobacco Securitization Corp., Asset-Backed Bonds, Ser. A, 5.00%, 6/1/32	A1		350,685
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, AGM Insured, 5.25%, 10/15/21	A2		265,128
150,000	Long Beach Community College District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/32	Aa2		148,965
	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, Proposition C:

1

September 30, 2017

Principal Amount		Rating (unaudited)		Value
$60,000	Senior Ser. B, 5.00%, 7/1/22	Aa2		$70,145
75,000	Senior Ser. C, 5.00%, 7/1/21	AA+	*	85,583
200,000	Los Angeles County Public Works Financing Authority, Lease Revenue, Revenue Bonds, Ser. D, 4.00%, 12/1/40	Aa2		209,220
	Metropolitan Water District of Southern California, Refunding Revenue Bonds:
330,000	Ser. C, 4.00%, 10/1/22	Aa1		364,462
60,000	Ser. F, 5.00%, 7/1/28	Aa1		69,874
225,000	Napa Valley Unified School District, General Obligation Unlimited, Ser. A, 5.00%, 8/1/28	Aa2		278,266
50,000	Sacramento City Financing Authority, Revenue Bonds, Master Lease Program Facilities, Ser. E, AMBAC Insured, 5.25%, 12/1/24 (2)	A1		61,459
150,000	Sacramento Municipal Utility District, Revenue Bonds, Ser. A, 5.00%, 8/15/41	Aa3		172,767
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		282,735
150,000	San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds, Ser. A, 5.25%, 8/1/38	Aa2		155,573
60,000	San Diego Redevelopment Agency Successor Agency, Tax Allocation Refunding Bonds, Ser. A, 5.00%, 9/1/35	AA	*	70,460
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa1		205,872
130,000	San Marcos Redevelopment Agency Successor Agency, Tax Allocation, Refunding Bonds, Ser. A, 5.00%, 10/1/25	AA-	*	158,907
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa2		153,174
220,000	Southern California Public Power Authority, Mead-Adelanto Project, Authority Interest, Revenue Bonds, Ser. A, 5.00%, 7/1/29	Aa2		265,346
200,000	State of California, General Obligation Unlimited, 4.00%, 3/1/25	Aa3		229,650
	State of California, General Obligation Unlimited, Refunding Bonds:
300,000	5.00%, 11/1/23	Aa3		358,944
105,000	5.00%, 2/1/24	Aa3		121,192
250,000	5.25%, 2/1/29	Aa3		290,262
	State of California, General Obligation Unlimited, Various Purpose Bonds:
115,000	5.00%, 11/1/23	Aa3		137,595
150,000	5.00%, 8/1/26	Aa3		185,958
250,000	5.00%, 9/1/41	Aa3		282,390
125,000	Union City Community Redevelopment Agency, Ser. B, 5.00%, 10/1/31	AA-	*	151,649
150,000	University of California Limited Project, Revenue Bonds, Ser. G, 5.00%, 5/15/37	Aa3		170,384
150,000	University of California, Revenue Bonds, Ser. I, 5.00%, 5/15/28	Aa3		181,734
				10,359,072
	COLORADO (1.0%)
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa1		568,050
	CONNECTICUT (0.9%)
200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		202,980
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		288,677
				491,657
	DELAWARE (0.9%)
265,000	Delaware Transportation Authority, US 301 Project, Revenue Bonds, 5.00%, 6/1/45	A1		299,135
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	212,070
				511,205

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)	Value
	DISTRICT OF COLUMBIA (0.2%)
$100,000	District of Columbia Income Tax Secured Revenue, Revenue Bonds, Ser. G, 5.00%, 12/1/36	Aa1	$113,877
	FLORIDA (4.3%)
140,000	Central Florida Expressway Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/37	A2	146,742
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/23	A1	281,480
250,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/30	Aa3	287,417
100,000	City of Marco Island, Florida Utility System Revenue, Revenue Bonds, 4.00%, 10/1/38	Aa3	105,256
125,000	City of Tampa, Florida Baycare Health System, Revenue Bonds, Ser. A, 5.00%, 11/15/24	Aa2	143,079
	County of Palm Beach, Florida Public Improvement, Revenue Bonds, Ser. D:
250,000	5.00%, 12/1/40	Aa1	289,522
125,000	5.00%, 12/1/45	Aa1	143,973
240,000	County of State Lucie, Florida Sales Tax Revenue, Refunding Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/24	A1	280,774
75,000	Hillsborough County Industrial Development Authority, Hospital Revenue Refunding Bonds, Tampa General Hospital Project, Ser. A, 5.00%, 10/1/20	A3	82,826
300,000	Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/23	A2	349,893
325,000	Orange County Health Facilities Authority, Revenue Bonds, Ser. A, 5.00%, 10/1/39	A2	365,586
			2,476,548
	GEORGIA (3.0%)
	City of Atlanta, Georgia Water & Wastewater Revenue, Revenue Bonds:
150,000	Prerefunded, Ser. A, AGM Insured, 5.25%, 11/1/34	Aa2	163,111
175,000	Unrefunded, Ser. A, AGM Insured, 5.25%, 11/1/34	Aa2	190,036
	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
125,000	5.25%, 7/1/36	Aa2	134,311
500,000	Ser. A, 4.00%, 7/1/36	Aa2	525,385
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	681,673
			1,694,516
	GUAM (0.5%)
	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured:
150,000	5.00%, 10/1/20	A2	164,606
120,000	5.00%, 10/1/39	A2	132,824
			297,430
	HAWAII (1.2%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2	556,717
100,000	City & County Honolulu Hawaii, General Obligation Unlimited, Ser. A, 5.00%, 10/1/38	Aa1	115,835
			672,552
	IDAHO (1.0%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	A2	275,608
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2	284,862
			560,470

3

September 30, 2017

Principal Amount		Rating (unaudited)		Value
	ILLINOIS (2.8%)
$100,000	Cook County Forest Preserve District, General Obligation Unlimited, Ser. C, 5.00%, 12/15/37	A2		$106,190
200,000	Cook County, General Obligation Unlimited, Ser. C, 4.25%, 11/15/19	A2		210,664
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2		278,805
150,000	Illinois State Toll Highway Authority, Revenue Bonds, Ser. C, 5.00%, 1/1/37	Aa3		170,366
190,000	Kane Kendall Etc Counties Community College District No. 516, General Obligation Unlimited, Ser. A, 5.00%, 12/15/20	Aa1		211,941
100,000	Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited, Ser. A, 5.00%, 12/1/44	AA+	*	110,438
500,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2		505,280
				1,593,684
	IOWA (0.1%)
50,000	Iowa Finance Authority, Health Care Facility, Genesis Health System, Revenue Bonds, 5.00%, 7/1/22	A1		57,779
	KENTUCKY (0.2%)
125,000	Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds, 4.00%, 6/1/23	A2		138,654
	LOUISIANA (1.6%)
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds:
300,000	City of Bossier City, 5.00%, 11/1/26	Aa3		360,651
250,000	Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3		287,013
145,000	State of Louisiana Gasoline & Fuels Tax Revenue, Revenue Bonds, Ser. C-1, 5.00%, 5/1/30	Aa3		168,059
85,000	State of Louisiana Highway Improvement Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/28	A1		100,283
				916,006
	MAINE (0.6%)
200,000	Maine State Health & Higher Educational Facilities Authority Revenue, Refunding Revenue Bonds, Colby College, Ser. A, 5.00%, 7/1/39	Aa2		230,224
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		112,479
				342,703
	MARYLAND (0.5%)
130,000	City of Baltimore, Maryland Subordinate (Water Projects), Revenue Bonds, Ser. A, 5.00%, 7/1/31	Aa3		155,395
100,000	County of Anne Arundel, Maryland, General Obligation Limited, 5.00%, 10/1/36	NR	**	118,366
				273,761
	MASSACHUSETTS (4.1%)
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		522,440
	Massachusetts Development Finance Agency:
500,000	Harvard University, Revenue Bonds, Ser. B-2, 5.25%, 2/1/34	Aaa		567,300
75,000	Partners Healthcare, Revenue Bonds, Ser. L, 5.00%, 7/1/36	Aa3		82,841

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value
$250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa		$272,008
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		640,950
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2		282,122
				2,367,661
	MICHIGAN (0.3%)
145,000	Michigan Finance Authority, State Revolving Fund Revenue, Clean Water, Refunding Revenue Bonds, 5.00%, 10/1/20	AAA	*	161,513
	MINNESOTA (0.3%)
150,000	State of Minnesota Public Facilities Authority Revenue, Refunding Revenue Bonds, Ser. B, 5.00%, 3/1/28	Aaa		183,657
	MISSISSIPPI (0.6%)
300,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2		318,993
	MISSOURI (0.3%)
150,000	Metropolitan State Louis Sewer District, Waste Water System Improvement, Refunding Revenue Bonds, Ser. B, 5.00%, 5/1/31	Aa1		177,822
	NEBRASKA (1.2%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	A3		315,731
95,000	Public Power Generation Agency, Revenue Bonds, Ser. A, 5.00%, 1/1/38	A2		108,587
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1		265,900
				690,218
	NEVADA (0.5%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2		270,353
	NEW JERSEY (4.3%)
	New Jersey Institute of Technology, Revenue Bonds:
30,000	Prerefunded, Ser. A, 5.00%, 7/1/42	NR	**	34,929
70,000	Unrefunded, Ser. A, 5.00%, 7/1/42	A1		77,467
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,128,120
	New Jersey State Health Care Facilities Financing Authority, Hospital Asset Transformation Program, Revenue Bonds:
55,000	Prerefunded, Ser. A, 5.25%, 10/1/18	NR	**	57,375
190,000	Unrefunded, Ser. A, 5.25%, 10/1/18	Baa1		196,861
150,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/26	A1		161,423
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System:
245,000	Ser. A, AMBAC Insured, 4.75%, 12/15/37 (2)	Baa1		246,375
250,000	Ser. B, 5.00%, 6/15/18	Baa1		256,160
	New Jersey State Turnpike Authority, Revenue Bonds:
165,000	Ser. A, 5.00%, 1/1/29	A2		188,555
100,000	Ser. F, 5.00%, 1/1/35	A2		112,657
				2,459,922

5

September 30, 2017

Principal Amount		Rating (unaudited)	Value
	NEW MEXICO (0.7%)
$140,000	County of Santa Fe New Mexico Gross Receipts Tax Revenue, Revenue Bonds, Ser. A, 4.00%, 6/1/20	Aa3	$150,181
200,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Ser. A, 5.00%, 7/1/24	Aa2	240,890
			391,071
	NEW YORK (10.5%)
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa2	153,645
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	Aa1	423,388
	Long Island Power Authority, Revenue Bonds:
110,000	Ser. B, 5.00%, 9/1/23	A3	129,496
175,000	Ser. B, 5.00%, 9/1/41	A3	201,920
	Metropolitan Transportation Authority, New York:
200,000	Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A1	226,392
500,000	Revenue Bonds, Subser. C-1, 5.00%, 11/15/34	A1	589,400
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. 1, 4.00%, 7/15/36	Aa2	106,459
	New York State Dormitory Authority, Revenue Bonds:
100,000	Barnard College, Ser. A, 5.00%, 7/1/30	A1	118,413
100,000	Cornell University, Ser. A, 5.00%, 7/1/40	Aa1	109,896
50,000	Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/25	Aa3	57,133
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	Aa1	529,235
150,000	State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	Aa1	159,732
250,000	State Personal Income Tax Revenues General Purpose, Ser. A, 5.00%, 2/15/23	Aa1	294,125
150,000	State Personal Income Tax Revenues, Ser. B, Group C, 5.00%, 2/15/38	Aa1	173,586
500,000	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds, Ser. B, 5.00%, 6/15/28	Aaa	514,015
	New York State Urban Development Corp., State Personal Income Tax Revenue:
250,000	Revenue Bonds, Ser. A, 5.00%, 3/15/28	Aa1	303,830
135,000	Revenue Bonds, Ser. A, 5.00%, 3/15/29	Aa1	159,953
	New York State, General Obligation Unlimited:
150,000	Fiscal 2015, Ser. A, 5.00%, 8/1/26	Aa2	179,174
335,000	Prerefunded Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2	335,077
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa3	104,244
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3	111,194
325,000	Port Authority of New York & New Jersey, Revenue Bonds, 194th Series, 5.00%, 10/15/41	Aa3	374,913
	Triborough Bridge & Tunnel Authority, Revenue Bonds:
250,000	FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	A1	273,833
250,000	Ser. B, 5.00%, 11/15/36	Aa3	296,590
85,000	Utility Debt Securitization Authority, Restructuring Refunding Revenue Bonds, Ser. A, 5.00%, 12/15/35	Aaa	102,202
			6,027,845
	NEW YORK CITY (6.5%)
250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2	281,937
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2	259,993
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
250,000	Ser. DD, 4.50%, 6/15/38	Aa1	255,350
100,000	Ser. DD, 5.00%, 6/15/34	Aa1	115,819
65,000	Ser. EE, 5.00%, 6/15/45	Aa1	74,548
60,000	Ser. FF, 5.00%, 6/15/45	Aa1	67,334
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa1	212,728

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value
$150,000	Ser. GG-1, 5.25%, 6/15/32	Aa1		$160,736
	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
300,000	Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		333,666
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		159,483
120,000	Subordinated Future Tax Secured, Subser. A-1, 5.00%, 8/1/26	Aa1		144,446
150,000	Subordinated Future Tax Secured, Subser. B-1, 5.00%, 8/1/32	Aa1		178,652
200,000	Subser. A-1, 5.00%, 8/1/31	Aa1		236,066
200,000	Subser. B-1, 5.00%, 8/1/39	Aa1		232,064
250,000	Subser. E-1, 5.00%, 2/1/32	Aa1		295,330
245,000	Subser. E-1, 5.00%, 2/1/40	Aa1		283,053
160,000	Subser. F-1, 5.00%, 5/1/23	Aa1		187,930
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art, Ser. 1A, 5.00%, 4/1/28	Aa2		260,340
				3,739,475
	NORTH CAROLINA (3.5%)
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	BBB+	*	314,812
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A2		401,624
300,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		332,031
85,000	North Carolina Medical Care Commission, Revenue Bonds, Wake Forest Baptist Obligated Group, Ser. B, 5.00%, 12/1/24	A2		98,154
	Raleigh Durham Airport Authority, Revenue Bonds:
195,000	Ser. A, 5.00%, 5/1/36	Aa3		211,367
250,000	Ser. B-1, 5.00%, 11/1/28	Aa3		273,650
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		340,143
				1,971,781
	NORTH DAKOTA (0.9%)
290,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Ser. E, 5.00%, 5/1/25	Aa1		348,151
135,000	North Dakota Public Finance Authority, State Revolving Fund Program, Revenue Bonds, Ser. A, 5.00%, 10/1/26	Aaa		154,235
				502,386
	OHIO (2.3%)
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA+	*	231,370
250,000	City of Cleveland, Ohio Water Pollution Control, Green Bonds, Revenue Bonds, 5.00%, 11/15/45	Aa3		285,430
	City of Columbus, Ohio Library Fund Facilities Notes, Revenue Bonds:
70,000	Prerefunded, Ser. 1, 5.00%, 12/1/23	NR	**	78,464
80,000	Unrefunded, Ser. 1, 5.00%, 12/1/23	NR	**	89,027
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa1		328,185
250,000	Country of Franklin, Ohio Hospital Facilities Revenue, Revenue Bonds, 5.00%, 5/15/45	Aa2		281,135
				1,293,611

7

September 30, 2017

Principal Amount		Rating (unaudited)		Value
	OKLAHOMA (0.5%)
$250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA-	*	$283,267
	OREGON (0.3%)
150,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. D, 5.00%, 4/1/28	Aa2		180,552
	PENNSYLVANIA (3.8%)
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA-	*	222,286
500,000	Delaware River Pennsylvania, Joint Toll Bridge Commission, Revenue Bonds, 5.00%, 7/1/36	A1		583,550
500,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Revenue Bonds, Ser. AS, 5.00%, 6/15/28	Aa3		594,620
100,000	Pennsylvania Infrastructure Investment Authority, Revenue Bonds, Ser. A, 4.00%, 5/15/32	AAA	*	108,045
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	Aa2		325,434
100,000	University of Pittsburgh-of the Commonwealth System of Higher Education, Capital Project Revenue Bonds, Ser. B, 5.00%, 9/15/19	Aa1		105,808
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	243,898
				2,183,641
	SOUTH CAROLINA (2.6%)
500,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		538,860
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aaa		393,411
195,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		204,159
325,000	South Carolina Public Service Authority, Revenue Bonds, Ser. A, 5.00%, 12/1/38	A1		364,796
				1,501,226
	TENNESSEE (0.8%)
100,000	City Of Memphis, Tennessee Gas System Revenue Bonds, 5.00%, 12/1/26	Aa1		124,076
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A1		269,610
80,000	Tennessee Housing Development Agency, Revenue Bonds, Ser. 1C, 3.05%, 1/1/24	Aa1		84,144
				477,830
	TEXAS (8.1%)
170,000	Brushy Creek Regional Utility Authority, Inc., Water Treatment & Distributions Project, Revenue Bonds, 5.00%, 8/1/34	AA-	*	198,519
	City of Arlington, Texas Special Tax Revenue, Refunding Bonds:
125,000	Prerefunded, 5.00%, 8/15/28	NR	**	131,806
60,000	Prerefunded, 5.00%, 8/15/28	NR	**	63,275
140,000	Unrefunded, 5.00%, 8/15/28	A1		147,623
65,000	City of Austin Texas, Water & Wastewater System Revenue, Revenue Bonds, 5.00%, 11/15/32	Aa2		73,967
160,000	City of Corpus Christi, Texas General Improvement Bonds, 5.00%, 3/1/24	Aa2		191,298
100,000	City of Dallas, Unrefunded General Obligation Limited, Refunding Bonds, 5.00%, 2/15/23	A1		113,893
160,000	City of El Paso Texas, Water & Sewer Revenue, Improvement Refunding Revenue Bonds, Ser. A, 5.00%, 3/1/23	AA+	*	183,741
65,000	City of Houston Texas, Combined Utility System Revenue, Revenue Bonds, Ser. D, 5.00%, 11/15/42	AA	*	73,880
	City of Houston, Texas Public Improvement, General Obligation Limited:

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value
$135,000	5.00%, 3/1/25	NR	**	$142,521
15,000	5.00%, 3/1/25	Aa3		15,827
125,000	City of Leander, Texas Certificates of Obligation, Parking Facility Improvements, General Obligation Limited, 5.00%, 8/15/32	Aa2		146,614
70,000	City of Lubbock, Texas Certificates of Obligation, Waterworks System, General Obligation Limited, 5.00%, 2/15/23	Aa2		82,123
150,000	City of San Antonio Texas, Electric & Gas Systems Revenue, Revenue Bonds, 5.00%, 2/1/39	Aa1		175,336
200,000	City of San Antonio Texas, Water System Revenue, Junior Lien, Refunding Revenue Bonds, Ser. B, 5.00%, 5/15/32	Aa2		234,068
275,000	Dallas Area Rapid Transit, Revenue Bonds, Ser. A, 5.00%, 12/1/36	Aa2		319,781
200,000	Harris County, Texas Unlimited Tax Road, General Obligation Unlimited, Ser. A, 5.00%, 10/1/28	Aaa		241,184
	Lower Colorado River Authority, Revenue Bonds:
250,000	Ser. A, 5.00%, 5/15/31	A1		283,035
250,000	Ser. B, 5.00%, 5/15/23	A2		292,715
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		228,280
100,000	State of Texas, Transportation Commission, Highway Improvement, 5.00%, 4/1/25	Aaa		119,259
150,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. A, 3.00%, 8/1/35	Aaa		146,783
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3		304,477
300,000	Texas City Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/24	Aaa		363,060
200,000	Texas Water Development Board, Revenue Bonds, Ser. A, 5.00%, 10/15/27	AAA	*	243,166
100,000	Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds, 5.00%, 8/1/33	AAA	*	120,040
				4,636,271
	VERMONT (0.9%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College, 5.00%, 10/1/42	Baa1		216,432
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa1		280,157
				496,589
	VIRGINIA (0.2%)
100,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program, Ser. C, 5.00%, 11/1/18	Aaa		104,346
	WASHINGTON (3.3%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aaa		267,900
165,000	County of King Washington Refunding, General Obligation Limited, Ser. E, 5.00%, 12/1/30	Aaa		198,455
100,000	County of Pierce Washington, Sewer Revenue, Revenue Bonds, 4.00%, 8/1/37	Aa3		104,884
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	A1		282,715
200,000	Seattle Museum Development Authority, Special Obligation Refunding Bonds, Municipal Government Guaranteed, 5.00%, 4/1/26	Aaa		236,434
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa3		366,048
100,000	Washington State, Motor Vehicle Fuel Tax, General Obligation Unlimited, Ser. B, 5.00%, 7/1/24	Aa1		120,940
250,000	Washington State, Water Utility Improvements, General Obligation Unlimited, Ser. A, 5.00%, 8/1/37	Aa1		293,220
				1,870,596

9

September 30, 2017

Principal Amount		Rating (unaudited)		Value
	WISCONSIN (1.5%)
$150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa2		$157,421
165,000	Wisconsin Department of Transportation, Revenue Bonds, Ser. 2, 5.00%, 7/1/24	Aa2		192,027
200,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Froedtert Health, Ser. A, 5.00%, 4/1/23	AA-	*	229,990
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24	A-	*	282,207
				861,645
	WYOMING (0.4%)
220,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A	*	238,368
	TOTAL LONG-TERM MUNICIPAL SECURITIES (98.2%) (Cost $54,919,705)			$56,147,657
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)			1,032,962
	NET ASSETS (3) (100.0%)			$57,180,619

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)	For federal income tax purposes, the aggregate cost was $54,919,705, aggregate gross unrealized appreciation was $1,619,018, aggregate gross unrealized depreciation was $391,066 and the net unrealized appreciation was $1,227,952.
AGM	Assured Guaranty Municipal.
AMBAC	American Municipal Bond Assurance Corporation.
FSA	Financial Security Assurance.
MBIA	Municipal Bond Investors Assurance Corporation.
NATL-RE	National Public Finance Guarantee Corporation.
PSF-GTD	Permanent School Fund Guaranteed.

10

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities*	$—	$56,147,657	$—	$56,147,657
Total Investments in Securities	$—	$56,147,657	$—	$56,147,657

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 28, 2017